Business Combination - Summary of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Nov. 25, 2019
Business Acquisition [Line Items]
Debt for forward share purchase agreements	$ 3,600,000
Kaleyra, Inc
Business Acquisition [Line Items]
Cash and cash equivalents		$ 231
Restricted cash		21,435
Other current assets		14
Total assets		21,680
Debt for forward share purchase agreements		34,580
Notes payable to Sellers		15,000
Notes payable to Founders, current		3,578
Account payables and other current liabilities		8,896
Total liabilities		62,054
Net liabilities		$ 40,374